Deposits by Banks (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 35,182	£ 33,855
Drawdown from TFS	0	0
Drawdown from TFSME	31,900	31,900
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	447	414
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	1,627	931
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	33,105	32,507
Amounts due to Santander UK subsidiaries
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 3	£ 3